Amounts receivable - Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [Abstract]
Trade receivables	$ 5,471	$ 19,080
Current taxes recoverable - Brazil	4,171	5,348
Current taxes recoverable - Other	71	1,142
Other receivables	28	28
Total	$ 9,741	$ 25,598